Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	60 Months Ended	91 Months Ended	92 Months Ended	114 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000262794
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000154942
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000124400
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Average Annual Return, Percent		7.38%	2.02%				1.58%
C000124401
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Average Annual Return, Percent		11.73%	2.41%				1.38%
C000201711
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000198936
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000124402
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000124403
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000151918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000157436
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
C000154943
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
C000161913
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Without Sales Load [Member] | C000262794
Average Annual Return [Line Items]
Average Annual Return, Percent	0.25%
Without Sales Load [Member] | C000154942
Average Annual Return [Line Items]
Average Annual Return, Percent		19.19%	14.33%				10.20%
Without Sales Load [Member] | C000124400
Average Annual Return [Line Items]
Average Annual Return, Percent		13.65%	3.18%				2.15%
Without Sales Load [Member] | C000124401
Average Annual Return [Line Items]
Average Annual Return, Percent		12.76%	2.41%				1.38%
Without Sales Load [Member] | C000201711
Average Annual Return [Line Items]
Average Annual Return, Percent		14.01%	3.52%	3.20%
Without Sales Load [Member] | C000198936
Average Annual Return [Line Items]
Average Annual Return, Percent		14.08%	3.54%		3.16%
Without Sales Load [Member] | C000124402
Average Annual Return [Line Items]
Average Annual Return, Percent		13.99%	3.49%				2.49%
Without Sales Load [Member] | C000124403
Average Annual Return [Line Items]
Average Annual Return, Percent		14.00%	3.45%				2.40%
Without Sales Load [Member] | C000151918
Average Annual Return [Line Items]
Average Annual Return, Percent		10.11%	4.43%				4.20%
Without Sales Load [Member] | C000157436
Average Annual Return [Line Items]
Average Annual Return, Percent		20.51%	13.12%				9.13%
Without Sales Load [Member] | C000154943
Average Annual Return [Line Items]
Average Annual Return, Percent		5.57%	7.24%				4.46%
Without Sales Load [Member] | C000161913
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%	8.95%			7.86%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.23%)
Goldman Sachs Index: MSCI ACWI IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent		22.00%	14.25%				11.03%
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Average Annual Return, Percent		5.30%	0.52%				2.37%
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Average Annual Return, Percent		5.30%	0.52%				2.37%
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Average Annual Return, Percent		5.30%	0.52%	2.28%
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Average Annual Return, Percent		5.30%	0.52%		2.33%
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Average Annual Return, Percent		5.30%	0.52%				2.37%
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Average Annual Return, Percent		5.30%	0.52%				2.37%
Goldman Sachs Index: Bloomberg Global Aggregate Index Gross, USD, Hedged,
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (Gross, USD, Hedged)
Average Annual Return, Percent		5.30%	0.52%				2.37%
Goldman Sachs Index: MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent		23.03%	12.32%				7.48%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		21.45%	17.63%				14.62%
Goldman Sachs Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.81%	16.73%			14.84%
Goldman Sachs Index: Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return, Percent	0.53%
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return, Percent		21.78%	14.88%				11.46%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		4.34%	3.04%				2.12%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		4.34%	3.04%				2.12%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		4.34%	3.04%	2.59%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		4.34%	3.04%		2.58%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		4.34%	3.04%				2.12%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent		4.34%	3.04%				2.12%
Goldman Sachs Index: Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global High-Yield Corporate Index (Gross, USD, Unhedged)
Average Annual Return, Percent		8.90%	4.79%				5.35%
Goldman Sachs Index: S&P UBS Leveraged Loan Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index (Gross, USD, Unhedged)
Average Annual Return, Percent		6.50%	6.90%				5.48%
Goldman Sachs Index: J.P. Morgan EMBI Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI℠ Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent		12.76%	2.71%				4.12%
Goldman Sachs Index: J.P. Morgan GBI-EMSM Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan GBI-EM℠ Global Diversified Index (Gross, USD, Unhedged)
Average Annual Return, Percent		13.06%	2.33%				3.13%
Goldman Sachs Index: Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Prior Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Average Annual Return, Percent		9.73%	4.64%				4.98%
Goldman Sachs Index: Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged)
Average Annual Return, Percent		7.98%	5.26%				5.77%
Goldman Sachs Index: S&P UBS Leveraged Loan Index (Gross, USD, Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P UBS Leveraged Loan Index (Gross, USD, Hedged)
Average Annual Return, Percent		6.50%	6.92%				5.95%
Goldman Sachs Index: GS Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Manager Non-Core Fixed Income Composite Dynamic Index
Average Annual Return, Percent		7.54%	5.77%				5.70%
Goldman Sachs Index: Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)
Average Annual Return, Percent		9.30%	9.23%				6.47%
Goldman Sachs Index: FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)
Average Annual Return, Percent		3.41%	5.90%				3.02%
Goldman Sachs Index: Multi-Manager Real Assets Strategy Composite Dynamic Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Manager Real Assets Strategy Composite Dynamic Index
Average Annual Return, Percent		6.09%	7.27%				4.42%
Goldman Sachs Index: Russell 2000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Index
Average Annual Return, Percent		14.41%	11.49%			10.08%